DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
DERIVATIVE FINANCIAL INSTRUMENTS
Summary of changes in the fair value of the interest rate swap derivative instruments

For the Nine Months Ended
Derivatives designated as cash flow hedges	September 30, 2016
(in thousands)
Beginning fair value of interest rate swap derivative instruments	$(7)
Amount of unrealized losses recognized in OCI	(106)
Amount of gains reclassified from AOCI to earnings (effective portion)	113
Net change in fair value of interest rate swap derivative instruments	7
Ending fair value of interest rate swap derivative instruments	$—

	Year Ended
	December 31,
Derivatives designated as cash flow hedges	2016	2015
	(in thousands)
Beginning fair value of interest rate swap derivative instruments	$(7)	$(68)
Amount of unrealized losses recognized in OCI	(106)	(277)
Amount of gains reclassified from AOCI to earnings (effective portion)	113	338
Net change in fair value of interest rate swap derivative instruments	7	61
Ending fair value of interest rate swap derivative instruments	$—	$(7)